ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%

Canada — 1.4%

Industrials — 1.4%
ATS*	478,561	$21,742,031

Total Canada		21,742,031

China — 0.9%

Industrials — 0.6%
Estun Automation, Cl A	1,536,000	4,977,614
Han's Laser Technology
Industry Group, Cl A	1,584,145	5,430,658
		10,408,272

Information Technology — 0.3%
Iflytek	602,400	5,300,159

Total China		15,708,431

Finland — 1.0%

Industrials — 1.0%
Cargotec, Cl B	312,808	14,974,943

Total Finland		14,974,943

France — 2.1%

Industrials — 1.0%
Schneider Electric	80,879	14,449,590

Information Technology — 1.1%
Dassault Systemes	403,256	17,288,625

Total France		31,738,215

Germany — 7.1%

Industrials — 5.9%
Duerr	567,226	17,748,678
GEA Group	504,131	21,449,426
KION Group	364,061	15,301,167
Krones	178,440	21,562,557
Siemens	85,630	14,631,845
		90,693,673

Information Technology — 1.2%
Jenoptik	600,001	19,448,979

Total Germany		110,142,652

Japan — 19.3%

Industrials — 14.9%
Daifuku	1,093,700	23,362,750
Daihen	366,200	14,124,268
FANUC*	712,900	21,816,506
Fuji Machine Manufacturing	1,311,900	24,002,562
Harmonic Drive Systems*	772,000	21,245,214
Mitsubishi Electric	968,000	13,973,592
Nabtesco(A)	774,600	16,410,093
Shibaura Machine	417,400	13,337,528
SMC	37,700	19,675,218
THK	853,200	17,084,417
Toyota Industries	297,000	21,447,213

Description	Shares	Fair Value
Yaskawa Electric(A)	500,700	$21,747,042
		228,226,403

Information Technology — 4.4%
Keyence	47,300	21,226,408
Omron	304,800	16,351,250
Optex Group	814,000	10,679,167
Yokogawa Electric	1,001,100	18,788,240
		67,045,065

Total Japan		295,271,468

Netherlands — 1.2%

Health Care — 1.2%
QIAGEN*	393,424	18,420,112

Total Netherlands		18,420,112

Norway — 1.5%

Industrials — 1.5%
AutoStore Holdings* (A)	9,276,217	23,189,396

Total Norway		23,189,396

South Korea — 0.9%

Information Technology — 0.9%
Koh Young Technology	1,316,588	14,274,700

Total South Korea		14,274,700

Sweden — 2.2%

Health Care — 1.0%
Elekta, Cl B(A)	1,992,586	16,168,250

Information Technology — 1.2%
Hexagon, Cl B	1,919,237	18,621,576

Total Sweden		34,789,826

Switzerland — 4.4%

Health Care — 1.3%
Tecan Group	52,092	20,816,368

Industrials — 3.1%
ABB	509,763	20,499,900
Kardex Holding	111,253	27,914,319
		48,414,219

Total Switzerland		69,230,587

Taiwan — 5.8%

Industrials — 2.5%
Airtac International Group	684,451	20,298,421
Hiwin Technologies	2,839,479	19,064,486
		39,362,907

Information Technology — 3.3%
Advantech	1,500,823	18,696,710
Delta Electronics	1,448,569	16,847,309
Global Unichip	286,501	14,905,546
		50,449,565

Total Taiwan		89,812,472

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value

United Kingdom — 4.4%
Consumer Staples — 3.2%
Ocado Group* (A)	4,031,373	$48,674,623

Information Technology — 1.2%
Renishaw	382,453	19,191,296

Total United Kingdom		67,865,919

United States — 47.4%

Consumer Discretionary — 2.4%
Aptiv*	158,927	17,400,917
Luminar Technologies, Cl A* (A)	2,635,604	19,503,470
		36,904,387

Health Care — 8.6%
Azenta*	576,117	27,065,977
Globus Medical, Cl A*	271,631	16,371,200
Illumina*	108,369	20,823,103
Intuitive Surgical*	83,678	27,145,143
iRhythm Technologies*	201,497	21,169,275
Omnicell*	282,488	17,839,117
		130,413,815

Industrials — 10.2%
3D Systems*	1,843,839	16,059,838
Deere	48,571	20,866,102
GXO Logistics*	249,190	16,713,173
John Bean Technologies	136,259	16,842,975
Nordson	92,544	23,284,996
Rockwell Automation	81,621	27,448,326
Symbotic, Cl A* (A)	562,462	35,738,836
		156,954,246

Information Technology — 26.2%
Ambarella*	238,909	19,929,789
Autodesk*	80,577	17,081,518
Cadence Design Systems*	81,883	19,161,441
Cognex	440,980	24,086,327
FARO Technologies*	457,852	7,595,765
IPG Photonics*	211,097	27,748,701
Manhattan Associates*	105,639	20,136,906
Microchip Technology	203,031	19,072,732
National Instruments	338,966	19,998,994
Novanta*	138,487	24,498,350
NVIDIA	51,477	24,054,687
PTC*	140,148	20,434,980
QUALCOMM	137,821	18,215,802
Samsara, Cl A*	741,466	20,716,560
ServiceNow*	43,363	25,280,629
Stratasys*	1,208,674	21,913,260
Teradyne	229,041	25,867,890
Trimble Navigation*	342,618	18,432,848
Zebra Technologies, Cl A*	88,322	27,199,643
		401,426,822

Total United States		725,699,270

Total Common Stock
(Cost $1,337,066,289)		1,532,860,022

Description	Shares	Fair Value
SHORT-TERM INVESTMENTS — 3.5%
Dreyfus Institutional Preferred
Government Money Market
Fund, 5.22%(B)(C)	50,821,263	$50,821,263
Invesco Government & Agency
Portfolio, Cl Institutional,
5.18%(B)	3,644,872	3,644,872

Total Short-Term Investments
(Cost $54,466,135)		54,466,135

Total Investments — 103.1%
(Cost $1,391,532,424)		$1,587,326,157

Percentages based on Net Assets of $1,538,903,191.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $97,812,291.

(B)	Rate shown is the 7-day effective yield as of July 31, 2023.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2023 was $50,821,263. The total value of non-cash collateral held from securities on loan as of July 31, 2023 was $36,765,460. Due to market fluctuations on July 31, 2023, the value of securities loaned exceeded the value of the collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Cl - Class

ROB-QH-001-2000